Schedule of Investments (unaudited)	iShares® S&P Small-Cap 600 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings Inc.	450,600	$21,070,056
Aerovironment Inc.(a)	145,666	9,035,662
Park Aerospace Corp.	103,039	1,360,115
Triumph Group Inc.(a)	744,735	13,799,939
		45,265,772
Air Freight & Logistics — 0.6%
Forward Air Corp.	312,973	37,897,901

Auto Components — 1.6%
Dorman Products Inc.(a)(b)	220,965	24,971,255
Gentherm Inc.(a)	384,668	33,427,649
LCI Industries	196,014	30,552,702
Patrick Industries Inc.	121,776	9,826,105
		98,777,711
Automobiles — 0.2%
Winnebago Industries Inc.	198,426	14,866,076

Banks — 8.9%
Ameris Bancorp.	436,988	21,709,564
Banc of California Inc.	280,356	5,500,585
BancFirst Corp.	115,434	8,145,023
Bancorp. Inc. (The)(a)	644,828	16,320,597
Banner Corp.	167,529	10,163,984
Brookline Bancorp. Inc.	388,575	6,291,029
Central Pacific Financial Corp.	197,231	5,555,997
City Holding Co.	83,389	6,820,386
Community Bank System Inc.	285,204	21,241,994
Customers Bancorp. Inc.(a)	339,180	22,172,197
Dime Community Bancshares Inc.	183,578	6,454,602
Eagle Bancorp. Inc.	214,397	12,507,921
FB Financial Corp.	200,904	8,803,613
First BanCorp./Puerto Rico.	2,339,138	32,233,322
First Bancorp./Southern Pines NC	196,366	8,977,853
First Commonwealth Financial Corp.	593,899	9,555,835
Great Western Bancorp. Inc.	629,717	21,385,189
Hanmi Financial Corp.	193,692	4,586,627
Hilltop Holdings Inc.	361,098	12,688,984
HomeStreet Inc.	232,611	12,095,772
Independent Bank Corp.	200,879	16,377,665
Investors Bancorp. Inc.	2,606,294	39,485,354
Lakeland Financial Corp.	290,146	23,252,300
Meta Financial Group Inc.	355,672	21,219,391
National Bank Holdings Corp., Class A	202,023	8,876,891
OFG Bancorp.	283,495	7,529,627
Pacific Premier Bancorp. Inc.	472,231	18,903,407
Park National Corp.	104,855	14,397,640
Preferred Bank/Los Angeles CA	155,944	11,195,220
Seacoast Banking Corp. of Florida	348,667	12,339,325
ServisFirst Bancshares Inc.	566,041	48,079,523
Southside Bancshares Inc.	231,290	9,672,548
Tompkins Financial Corp.	60,235	5,034,441
Triumph Bancorp. Inc.(a)(b)	273,034	32,512,889
United Community Banks Inc./GA	532,352	19,132,731
Veritex Holdings Inc.	560,724	22,305,601
		563,525,627
Beverages — 1.3%
Celsius Holdings Inc.(a)(b)	441,790	32,944,281
Coca-Cola Consolidated Inc.	53,733	33,270,936
Security	Shares	Value

Beverages (continued)
MGP Ingredients Inc.	145,789	$12,390,607
National Beverage Corp.	153,318	6,949,905
		85,555,729
Biotechnology — 3.4%
Anika Therapeutics Inc.(a)(b)	88,219	3,160,887
Avid Bioservices Inc.(a)(b)	711,652	20,766,005
Coherus Biosciences Inc.(a)(b)	741,981	11,842,017
Cytokinetics Inc.(a)(b)	970,570	44,238,581
Eagle Pharmaceuticals Inc./DE(a)	64,200	3,269,064
Enanta Pharmaceuticals Inc.(a)	126,140	9,432,749
Ligand Pharmaceuticals Inc.(a)(b)	193,535	29,893,416
Myriad Genetics Inc.(a)	478,791	13,214,632
Organogenesis Holdings Inc., Class A(a)(b)	726,746	6,715,133
REGENXBIO Inc.(a)(b)	195,267	6,385,231
Spectrum Pharmaceuticals Inc.(a)	1,063,717	1,350,920
uniQure NV(a)(b)	421,547	8,742,885
Vanda Pharmaceuticals Inc.(a)	411,085	6,449,924
Vericel Corp.(a)(b)	543,114	21,344,380
Xencor Inc.(a)(b)	677,553	27,183,426
		213,989,250
Building Products — 1.9%
AAON Inc.	321,487	25,535,713
Gibraltar Industries Inc.(a)	178,840	11,925,051
Insteel Industries Inc.	226,922	9,033,765
PGT Innovations Inc.(a)(b)	309,362	6,957,551
UFP Industries Inc.	716,610	65,935,286
		119,387,366
Capital Markets — 1.7%
B. Riley Financial Inc.	185,826	16,512,498
Blucora Inc.(a)	247,148	4,280,603
BrightSphere Investment Group Inc.	415,565	10,638,464
Donnelley Financial Solutions Inc.(a)	338,983	15,979,659
Greenhill & Co. Inc.	159,917	2,867,312
Piper Sandler Cos.	163,422	29,172,461
Virtus Investment Partners Inc.	82,000	24,362,200
WisdomTree Investments Inc.	777,223	4,756,605
		108,569,802
Chemicals — 2.8%
AdvanSix Inc.	175,219	8,279,098
Balchem Corp.	374,934	63,213,872
Ferro Corp.(a)	448,361	9,787,721
Hawkins Inc.	116,987	4,615,137
HB Fuller Co.	280,206	22,696,686
Livent Corp.(a)(b)	1,874,567	45,701,943
Quaker Chemical Corp.	90,269	20,832,280
		175,126,737
Commercial Services & Supplies — 0.4%
Brady Corp., Class A, NVS	259,678	13,996,644
Interface Inc.	306,390	4,886,921
Viad Corp.(a)	125,448	5,367,920
		24,251,485
Communications Equipment — 1.4%
ADTRAN Inc.	561,512	12,819,319
Digi International Inc.(a)(b)	184,839	4,541,494
Extreme Networks Inc.(a)	1,506,376	23,650,103
Harmonic Inc.(a)(b)	1,193,158	14,031,538
Plantronics Inc.(a)	236,482	6,938,382

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Viavi Solutions Inc.(a)	1,706,252	$30,064,161
		92,044,997
Construction & Engineering — 1.3%
Comfort Systems USA Inc.	416,999	41,257,881
MYR Group Inc.(a)	195,660	21,630,213
NV5 Global Inc.(a)(b)	137,487	18,989,704
		81,877,798
Consumer Finance — 0.6%
Encore Capital Group Inc.(a)	137,228	8,523,231
Enova International Inc.(a)(b)	422,924	17,322,967
World Acceptance Corp.(a)(b)	49,155	12,064,112
		37,910,310
Containers & Packaging — 0.1%
Myers Industries Inc.	181,510	3,632,015

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings Inc.	329,418	24,106,809

Electrical Equipment — 0.5%
Encore Wire Corp.	234,450	33,549,795

Electronic Equipment, Instruments & Components — 3.5%
Advanced Energy Industries Inc.	435,888	39,691,961
Arlo Technologies Inc.(a)	544,270	5,709,393
Badger Meter Inc.	220,345	23,479,963
CTS Corp.	189,483	6,957,816
Fabrinet(a)	429,468	50,879,074
FARO Technologies Inc.(a)(b)	100,709	7,051,644
Knowles Corp.(a)	425,869	9,944,041
Methode Electronics Inc.	193,688	9,523,639
OSI Systems Inc.(a)	82,724	7,709,877
Rogers Corp.(a)	216,834	59,195,682
		220,143,090
Energy Equipment & Services — 0.1%
Core Laboratories NV(b)	224,152	5,000,831

Entertainment — 0.2%
Cinemark Holdings Inc.(a)	638,297	10,289,348

Equity Real Estate Investment Trusts (REITs) — 6.5%
Acadia Realty Trust	442,698	9,664,097
Agree Realty Corp.	364,301	25,996,519
American Assets Trust Inc.	260,824	9,788,725
CareTrust REIT Inc.	524,073	11,964,587
Centerspace	105,463	11,695,847
Community Healthcare Trust Inc.	159,221	7,526,377
Essential Properties Realty Trust Inc.	733,264	21,140,001
Four Corners Property Trust Inc.	436,997	12,852,082
Getty Realty Corp.	208,616	6,694,487
Independence Realty Trust Inc.	1,213,060	31,333,340
Industrial Logistics Properties Trust	309,214	7,745,811
Innovative Industrial Properties Inc.	277,118	72,857,093
iStar Inc.	442,548	11,431,015
Lexington Realty Trust	1,638,168	25,588,184
NexPoint Residential Trust Inc.	263,578	22,095,744
Retail Opportunity Investments Corp.	686,090	13,447,364
RPT Realty.	495,622	6,631,422
Safehold Inc.	164,657	13,147,861
Saul Centers Inc.	103,698	5,498,068
SITE Centers Corp.	1,146,572	18,150,235
Tanger Factory Outlet Centers Inc.	1,205,279	23,237,779
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Uniti Group Inc.	1,587,944	$22,247,095
Universal Health Realty Income Trust	80,475	4,785,848
Urstadt Biddle Properties Inc., Class A	187,285	3,989,171
Washington REIT	429,350	11,098,698
		410,607,450
Food & Staples Retailing — 0.5%
United Natural Foods Inc.(a)	652,117	32,005,902

Food Products — 0.9%
J&J Snack Foods Corp.	76,239	12,042,712
Simply Good Foods Co. (The)(a)	975,790	40,563,590
Tootsie Roll Industries Inc.	99,763	3,614,414
		56,220,716
Gas Utilities — 0.2%
Chesapeake Utilities Corp.	105,238	15,344,753

Health Care Equipment & Supplies — 2.8%
AngioDynamics Inc.(a)	450,059	12,412,627
BioLife Solutions Inc.(a)(b)	341,023	12,709,927
Cardiovascular Systems Inc.(a)	196,361	3,687,660
CONMED Corp.	216,712	30,721,093
Cutera Inc.(a)	118,692	4,904,353
Glaukos Corp.(a)	281,215	12,497,195
Heska Corp.(a)(b)	124,252	22,674,748
Lantheus Holdings Inc.(a)	460,769	13,311,616
LeMaitre Vascular Inc.	221,565	11,129,210
Meridian Bioscience Inc.(a)(b)	319,898	6,525,919
Merit Medical Systems Inc.(a)	335,899	20,926,508
Mesa Laboratories Inc.	35,924	11,786,305
Surmodics Inc.(a)	103,958	5,005,578
Varex Imaging Corp.(a)	294,679	9,297,122
Zynex Inc.(a)	228,563	2,278,773
		179,868,634
Health Care Providers & Services — 4.2%
Addus HomeCare Corp.(a)	78,958	7,383,363
AMN Healthcare Services Inc.(a)	547,427	66,966,745
Apollo Medical Holdings Inc.(a)(b)	437,299	32,132,730
Community Health Systems Inc.(a)	1,441,229	19,182,758
CorVel Corp.(a)	108,880	22,647,040
Cross Country Healthcare Inc.(a)(b)	411,959	11,435,982
Ensign Group Inc. (The).	328,383	27,571,037
Fulgent Genetics Inc.(a)(b)	224,868	22,619,472
Joint Corp. (The)(a)	166,183	10,916,561
ModivCare Inc.(a)	81,807	12,131,160
Pennant Group Inc. (The)(a)(b)	159,071	3,671,359
RadNet Inc.(a)(b)	515,549	15,523,180
Tivity Health Inc.(a)(b)	239,936	6,343,908
U.S. Physical Therapy Inc.	66,989	6,400,799
		264,926,094
Health Care Technology — 2.0%
Allscripts Healthcare Solutions Inc.(a)(b)	550,532	10,157,315
HealthStream Inc.(a)	157,199	4,143,766
Omnicell Inc.(a)(b)	509,113	91,864,350
OptimizeRx Corp.(a)	206,954	12,853,913
Simulations Plus Inc.(b)	108,713	5,142,125
Tabula Rasa HealthCare Inc.(a)(b)	136,399	2,045,985
		126,207,454
Hotels, Restaurants & Leisure — 0.7%
Dave & Buster's Entertainment Inc.(a)	200,288	7,691,059
Dine Brands Global Inc.	108,782	8,246,763

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort Inc.(a)(b)	151,211	$11,182,054
Shake Shack Inc., Class A(a)(b)	249,916	18,033,939
		45,153,815
Household Durables — 2.7%
Cavco Industries Inc.(a)	98,801	31,384,138
Century Communities Inc.	344,078	28,142,139
Installed Building Products Inc.	272,450	38,066,714
iRobot Corp.(a)(b)	172,805	11,384,393
LGI Homes Inc.(a)(b)	247,148	38,179,423
Meritage Homes Corp.(a)	203,213	24,804,179
		171,960,986
Household Products — 0.4%
WD-40 Co.	92,185	22,552,138

Insurance — 1.8%
Assured Guaranty Ltd.	340,574	17,096,815
HCI Group Inc.	93,503	7,811,241
Palomar Holdings Inc.(a)(b)	280,341	18,157,686
Selectquote Inc.(a)(b)	703,957	6,377,850
Stewart Information Services Corp.	149,878	11,949,773
Trupanion Inc.(a)(b)	396,672	52,372,604
		113,765,969
Interactive Media & Services — 0.1%
Cars.com Inc.(a)(b)	370,805	5,966,252

Internet & Direct Marketing Retail — 0.6%
Liquidity Services Inc.(a)(b)	306,451	6,766,438
Shutterstock Inc.	270,801	30,026,415
		36,792,853
IT Services — 2.7%
CSG Systems International Inc.	222,056	12,794,867
EVERTEC Inc.	463,948	23,188,121
ExlService Holdings Inc.(a)(b)	386,369	55,934,640
Perficient Inc.(a)(b)	382,134	49,406,105
TTEC Holdings Inc.	212,641	19,254,642
Unisys Corp.(a)(b)	371,624	7,644,306
		168,222,681
Leisure Products — 0.7%
Sturm Ruger & Co. Inc.	204,767	13,928,251
Vista Outdoor Inc.(a)	663,538	30,569,196
		44,497,447
Life Sciences Tools & Services — 0.4%
NeoGenomics Inc.(a)(b)	784,525	26,767,993

Machinery — 5.8%
Alamo Group Inc.	47,923	7,053,307
Albany International Corp., Class A	188,096	16,637,091
Chart Industries Inc.(a)(b)	411,807	65,679,099
Enerpac Tool Group Corp.	334,843	6,790,616
Federal Signal Corp.	432,324	18,736,922
Franklin Electric Co. Inc.	302,594	28,613,289
Hillenbrand Inc.	457,183	23,768,944
John Bean Technologies Corp.(b)	235,248	36,124,683
Lindsay Corp.	75,026	11,403,952
Mueller Industries Inc.	665,892	39,527,349
SPX Corp.(a)	222,034	13,250,989
SPX FLOW Inc.	296,572	25,647,547
Standex International Corp.	67,571	7,477,407
Tennant Co.	91,880	7,445,955
Security	Shares	Value

Machinery (continued)
Watts Water Technologies Inc., Class A	319,061	$61,952,074
		370,109,224
Marine — 0.7%
Matson Inc.	486,365	43,787,441

Media — 0.7%
EW Scripps Co. (The), Class A, NVS	303,251	5,867,907
Gannett Co. Inc.(a)(b)	623,560	3,323,575
TechTarget Inc.(a)	300,429	28,739,038
Thryv Holdings Inc.(a)(b)	195,799	8,053,213
		45,983,733
Metals & Mining — 0.5%
Allegheny Technologies Inc.(a)	660,188	10,516,795
Century Aluminum Co.(a)(b)	261,861	4,336,418
Haynes International Inc.	83,388	3,363,038
Materion Corp.	138,049	12,692,225
		30,908,476
Mortgage Real Estate Investment — 0.4%
Ellington Financial Inc.	276,760	4,729,828
KKR Real Estate Finance Trust Inc.	199,646	4,158,626
Redwood Trust Inc.	1,322,125	17,438,829
		26,327,283
Oil, Gas & Consumable Fuels — 4.7%
Callon Petroleum Co.(a)(b)	549,877	25,981,688
Civitas Resources Inc.	833,915	40,836,817
Dorian LPG Ltd.	319,324	4,052,222
Laredo Petroleum Inc.(a)(b)	110,768	6,660,480
Matador Resources Co.	1,279,610	47,243,201
PDC Energy Inc.	1,127,197	54,984,670
Penn Virginia Corp.(a)	243,130	6,545,060
Range Resources Corp.(a)	2,000,888	35,675,833
SM Energy Co.	1,409,670	41,557,072
Southwestern Energy Co.(a)(b)	7,541,728	35,144,452
		298,681,495
Personal Products — 1.2%
elf Beauty Inc.(a)	555,880	18,460,775
Inter Parfums Inc.	206,166	22,039,145
Medifast Inc.	134,494	28,167,078
USANA Health Sciences Inc.(a)(b)	91,454	9,255,145
		77,922,143
Pharmaceuticals — 2.1%
Amphastar Pharmaceuticals Inc.(a)(b)	288,852	6,727,363
ANI Pharmaceuticals Inc.(a)	73,624	3,392,594
Cara Therapeutics Inc.(a)	486,913	5,930,600
Collegium Pharmaceutical Inc.(a)	398,420	7,442,486
Corcept Therapeutics Inc.(a)(b)	670,700	13,279,860
Endo International PLC(a)	2,691,119	10,118,607
Harmony Biosciences Holdings Inc.(a)(b)	147,232	6,277,973
Innoviva Inc.(a)(b)	728,308	12,563,313
Nektar Therapeutics(a)(b)	966,579	13,058,482
Pacira BioSciences Inc.(a)(b)	315,332	18,973,527
Prestige Consumer Healthcare Inc.(a)	308,183	18,691,299
Supernus Pharmaceuticals Inc.(a)(b)	617,376	18,002,684
		134,458,788
Professional Services — 2.1%
Exponent Inc.	603,492	70,445,621
Forrester Research Inc.(a)	128,195	7,528,893
Heidrick & Struggles International Inc.	225,881	9,877,776

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Korn Ferry	632,358	$47,888,471
		135,740,761
Real Estate Management & Development — 0.6%
Douglas Elliman Inc.	758,204	8,719,346
Marcus & Millichap Inc.(a)(b)	161,360	8,303,586
St Joe Co. (The)	382,631	19,915,943
		36,938,875
Road & Rail — 0.6%
ArcBest Corp.	295,898	35,463,375

Semiconductors & Semiconductor Equipment — 6.5%
Axcelis Technologies Inc.(a)(b)	386,000	28,780,160
CEVA Inc.(a)	267,740	11,577,078
Cohu Inc.(a)	328,815	12,524,563
Diodes Inc.(a)	521,120	57,224,187
FormFactor Inc.(a)(b)	570,964	26,104,474
Ichor Holdings Ltd.(a)(b)	187,262	8,619,670
Kulicke & Soffa Industries Inc.	719,172	43,538,673
MaxLinear Inc.(a)	817,338	61,619,112
Onto Innovation Inc.(a)(b)	570,451	57,746,755
PDF Solutions Inc.(a)	217,005	6,898,589
Rambus Inc.(a)(b)	1,269,731	37,317,394
SMART Global Holdings Inc.(a)(b)	162,873	11,562,354
Ultra Clean Holdings Inc.(a)(b)	520,910	29,879,397
Veeco Instruments Inc.(a)(b)	586,893	16,708,844
		410,101,250
Software — 4.4%
8x8 Inc.(a)(b)	1,320,952	22,139,155
Agilysys Inc.(a)	141,222	6,278,730
Alarm.com Holdings Inc.(a)(b)	534,388	45,321,446
Bottomline Technologies DE Inc.(a)	240,799	13,597,920
InterDigital Inc.	185,657	13,298,611
LivePerson Inc.(a)(b)	473,956	16,929,708
OneSpan Inc.(a)	194,174	3,287,366
Progress Software Corp.	508,647	24,552,391
SPS Commerce Inc.(a)(b)	416,348	59,267,138
Vonage Holdings Corp.(a)	2,923,022	60,769,627
Xperi Holding Corp.	632,905	11,968,234
		277,410,326
Specialty Retail — 4.0%
Abercrombie & Fitch Co., Class A(a)	320,154	11,150,964
Asbury Automotive Group Inc.(a)(b)	120,756	20,858,184
Barnes & Noble Education Inc.(a)(b)	416,334	2,835,235
Boot Barn Holdings Inc.(a)(b)	343,622	42,282,687
Buckle Inc. (The)	341,557	14,451,277
Children's Place Inc. (The)(a)(b)	161,273	12,787,336
Genesco Inc.(a)	78,597	5,043,570
Hibbett Inc.	175,332	12,611,631
MarineMax Inc.(a)(b)	250,706	14,801,682
Monro Inc.	166,283	9,689,310
Rent-A-Center Inc./TX	337,267	16,202,307
Sally Beauty Holdings Inc.(a)	573,405	10,585,056
Shoe Carnival Inc.	201,840	7,887,907
Signet Jewelers Ltd.	615,546	53,570,968
Sleep Number Corp.(a)(b)	262,715	20,123,969
		254,882,083
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.(a)(b)	1,478,507	31,847,041
Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf Inc.(a)(b)	840,143	$7,603,294
		39,450,335
Textiles, Apparel & Luxury Goods — 1.2%
Kontoor Brands Inc.	282,045	14,454,806
Movado Group Inc.	190,302	7,960,333
Oxford Industries Inc.	118,456	12,025,653
Steven Madden Ltd.	593,670	27,587,845
Wolverine World Wide Inc.	441,223	12,711,634
		74,740,271
Thrifts & Mortgage Finance — 2.2%
Axos Financial Inc.(a)	620,535	34,694,112
Flagstar Bancorp. Inc.	606,712	29,085,773
Northfield Bancorp. Inc.	287,703	4,649,281
Provident Financial Services Inc.	404,072	9,786,624
Walker & Dunlop Inc.	341,958	51,594,623
WSFS Financial Corp.	238,070	11,932,068
		141,742,481
Tobacco — 0.3%
Vector Group Ltd.	1,516,408	17,408,364

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies Inc.	191,837	19,701,660
Boise Cascade Co.	219,469	15,626,193
GMS Inc.(a)	280,709	16,873,418
		52,201,271
Water Utilities — 1.1%
American States Water Co.	282,261	29,197,078
California Water Service Group.	359,554	25,837,550
Middlesex Water Co.	97,032	11,672,950
		66,707,578
Total Common Stocks — 99.3%
(Cost: $4,700,435,539)		6,287,595,139

Short-Term Investments

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	292,037,145	292,124,756
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	32,590,000	32,590,000
		324,714,756
Total Short-Term Investments — 5.1%
(Cost: $324,570,838)		324,714,756

Total Investments in Securities — 104.4%
(Cost: $5,025,006,377)		6,612,309,895

Other Assets, Less Liabilities — (4.4)%		(276,914,245)

Net Assets — 100.0%		$6,335,395,650

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$390,568,484	$—	$(98,334,262	)(a)	$(24,338)	$(85,128)	$292,124,756	292,037,145	$798,363	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,930,000	—	(18,340,000	)(a)	—	—	32,590,000	32,590,000	1,255		—
					$(24,338)	$(85,128)	$324,714,756		$799,618		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	104	03/18/22	$11,663	$276,571

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$1,242,363	$(81,469)(c)	$1,300,991	0.0%(d)
	Monthly	HSBC Bank PLC(e)	02/10/23	16,192,166	330,184(f)	16,499,701	0.3
	Monthly	JPMorgan Chase Bank NA(g)	02/08/23	16,433,099	1,215,292(h)	17,577,255	0.3
					$1,464,007	$35,377,947

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(140,097) of net dividends and financing fees.
(d)	Rounds to less than 0.1%.
(f)	Amount includes $22,649 of net dividends, payable for referenced securities purchased and financing fees.
(h)	Amount includes $71,136 of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
December 31, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of December 31, 2021 expiration 2/27/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)(a)	14,759	$373,550	28.7%
Triumph Bancorp. Inc.(a)	749	89,191	6.9
		462,741
Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	6,015	288,359	22.1

Water Utilities
Middlesex Water Co.	4,571	549,891	42.3

Total Reference Entity — Long		1,300,991

Net Value of Reference Entity — Goldman Sachs Bank USA		$1,300,991

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of December 31, 2021 expiration 2/10/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
Banner Corp.	2,327	$141,179	0.8%
Brookline Bancorp. Inc.	7,656	123,951	0.7
Central Pacific Financial Corp.	4,346	122,427	0.7
City Holding Co.	1,554	127,102	0.8
Community Bank System Inc.	1,632	121,551	0.7
Customers Bancorp. Inc.(a)	6,682	436,802	2.6
Eagle Bancorp. Inc.	2,167	126,423	0.8
First BanCorp./Puerto Rico	9,000	124,020	0.7
First Bancorp./Southern Pines NC	2,728	124,724	0.8
First Commonwealth Financial Corp.	8,247	132,694	0.8
Hanmi Financial Corp.	5,270	124,794	0.8
HomeStreet Inc.	2,436	126,672	0.8
Independent Bank Corp.	29,722	2,423,235	14.7
Investors Bancorp. Inc.	9,273	140,486	0.8
Lakeland Financial Corp.	2,610	209,165	1.3
National Bank Holdings Corp.	2,872	126,196	0.8
OFG Bancorp.	4,808	127,700	0.8
Pacific Premier Bancorp. Inc.	9,722	389,172	2.4
Preferred Bank/Los Angeles CA	1,772	127,212	0.8
Southside Bancshares Inc.	3,212	134,326	0.8
United Community Banks Inc./GA	119,773	4,304,642	26.1
Veritex Holdings Inc.	6,282	249,898	1.5
		10,064,371
Capital Markets
Virtus Investment Partners Inc.	837	248,673	1.5

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	6,147	134,189	0.8
CareTrust REIT Inc.	5,582	127,437	0.8
			% of
			Basket
	Shares	Value	Value
Getty Realty Corp.	4,006	$128,553	0.8
iStar Inc.	6,145	158,725	0.9
		548,904
Gas Utilities
Chesapeake Utilities Corp.	890	129,771	0.8

Insurance
Stewart Information Services Corp.	2,082	165,998	1.0
Trupanion Inc.(a)	1,411	186,294	1.1
		352,292
Machinery
Chart Industries Inc.(a)	670	106,858	0.7

Thrifts & Mortgage Finance
Northfield Bancorp. Inc.	7,265	117,402	0.7
Provident Financial Services Inc.	5,611	135,898	0.8
WSFS Financial Corp.	95,681	4,795,532	29.1
		5,048,832
Total Reference Entity — Long		16,499,701

Net Value of Reference Entity — HSBC Bank PLC		$16,499,701

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of December 31, 2021 expiration 2/8/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)(a)	751	$19,008	0.1%
Eagle Bancorp. Inc.	2,240	130,682	0.8
First BanCorp./Puerto Rico	24,020	330,996	1.9
Great Western Bancorp. Inc.	8,908	302,516	1.7
HomeStreet Inc.	2,461	127,972	0.7
Independent Bank Corp.	208	16,958	0.1
Meta Financial Group Inc.	10,882	649,220	3.7
Preferred Bank/Los Angeles CA	1,825	131,017	0.8
United Community Banks Inc./GA	124,356	4,469,355	25.4
Veritex Holdings Inc.	5,758	229,053	1.3
		6,406,777
Equity Real Estate Investment Trusts (REITs)
Armada Hoffler Properties Inc.	431,137	6,561,905	37.3

Water Utilities
Middlesex Water Co.	38,309	4,608,573	26.2

Total Reference Entity — Long		17,577,255

Net Value of Reference Entity — JPMorgan Chase Bank NA		$17,577,255

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
December 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,287,595,139	$—	$—	$6,287,595,139
Money Market Funds	324,714,756	—	—	324,714,756
	$6,612,309,895	$—	$—	$6,612,309,895
Derivative financial instruments(a)
Assets
Futures Contracts	$276,571	$—	$—	$276,571
Swaps	—	1,545,476	—	1,545,476
Liabilities
Swaps	—	(81,469)	—	(81,469)
	$276,571	$1,464,007	$—	$1,740,578

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust